Long-term bank loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total	$ 1,071,120,352	$ 1,134,834,710
Less: current portion of long-term bank loans	(482,102,433)	(448,770,014)
Total long-term bank loans	589,017,919	686,064,696
Real estate properties under development	3,010,624,339	3,254,387,749
Real estate properties held for lease	483,108,207	515,868,908
Real estate properties development completed	439,204,753	458,204,518
Property and equipment, net	42,759,911	43,004,379
Restricted cash	83,613,204	270,714,930
Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights	418,658,396	798,910,332
Real estate properties held for lease	$ 180,481,463	$ 206,516,986
Long Term Bank Loan [Member]
Debt Instrument [Line Items]
weighted average interest rate	6.19%	6.94%
Long Term Bank Loan [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Real estate properties under development	$ 178,303,075	$ 78,726,065
Land use rights	301,626,788	382,772,544
Real estate properties held for lease	145,121,736	144,272,409
Real estate properties development completed	392,880	457,032
Property and equipment, net	9,765,150	0
Restricted cash	$ 229,666,355	116,152,060
Minimum [Member] | Long Term Bank Loan [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	100.00%
Maximum [Member] | Long Term Bank Loan [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	211.00%
Loan from ICBC [Member]
Debt Instrument [Line Items]
Total	$ 68,656,992	178,891,086
Loan from ICBC [Member] | Loan from ICBC, Due December 26, 2021, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Total	$ 25,539,089	66,890,284
Maturity date	Dec. 26, 2021
Stated rate	6.175%
Loan from ICBC [Member] | Loan from ICBC, Due December 22, 2021, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Total	$ 12,772,610	33,448,009
Maturity date	Dec. 22, 2021
Stated rate	6.175%
Loan from ICBC [Member] | Loan from ICBC, Due December 30, 2021, at 6.60% per annum [Member]
Debt Instrument [Line Items]
Total	$ 11,748,839	30,770,333
Maturity date	Dec. 30, 2021
Stated rate	6.60%
Loan from ICBC [Member] | Loan from ICBC, Due December 22, 2021, at 9.80% per annum [Member]
Debt Instrument [Line Items]
Total	$ 12,772,610	33,448,009
Maturity date	Dec. 22, 2021
Stated rate	9.80%
Loan from ICBC [Member] | Loan from ICBC, Due July 23, 2022, at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total	$ 5,823,844	14,334,451
Maturity date	Jul. 23, 2022
Stated rate	4.75%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due July 17, 2021, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Total		18,048,508
Maturity date	Jul. 17, 2021
Stated rate	6.175%
Loan from Bank of China [Member]
Debt Instrument [Line Items]
Total	$ 51,433,739	57,624,495
Loan from Bank of China [Member] | Loan from Bank of China, Due March 30, 2020, at 6.65% per annum [Member]
Debt Instrument [Line Items]
Total		7,167,226
Maturity date	Mar. 30, 2020
Stated rate	6.65%
Loan from Bank of China [Member] | Loan from Bank of China, Due October 31, 2021 at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total	$ 23,847,109	50,457,269
Maturity date	Oct. 31, 2021
Stated rate	4.75%
Loan from Bank of China [Member] | Loan From Bank Of China Due March 19, 2022 At 5.225% per Annum [Member]
Debt Instrument [Line Items]
Total	$ 27,586,630
Maturity date	Mar. 19, 2022
Stated rate	5.225%
Loan from Bank of Beijing [Member] | Loan from Bank of Beijing, Due February 14, 2020 at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total		32,372,065
Maturity date	Feb. 14, 2020
Stated rate	4.75%
Loan from Bank of Beijing [Member] | Loan from The Bank of East Asia Due June 6, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Stated rate	1.10%
Loan from The Bank of East Asia [Member]
Debt Instrument [Line Items]
Total	$ 128,520,000	103,618,000
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due January 09, 2020, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total		3,178,000
Maturity date	Jan. 09, 2020
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia Due June 4, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 22,500,000	22,500,000
Maturity date	Jun. 04, 2021
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia Due June 6, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 30,000,000	30,000,000
Maturity date	Jun. 06, 2021
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 20, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 19,170,000	19,170,000
Maturity date	Aug. 20, 2021
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 27, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 9,100,000	9,100,000
Maturity date	Sep. 27, 2021
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due October 20, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 2,100,000	2,100,000
Maturity date	Oct. 20, 2021
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due October 27, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 17,570,000	17,570,000
Maturity date	Oct. 27, 2021
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan From The Bank Of East Asia Due January 14 2022 At 110 Plus 1 Month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 3,000,000
Maturity date	Jan. 14, 2022
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan From The Bank Of East Asia Due January 05 2022 At 110 Plus 1 Month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 16,340,000
Maturity date	Jan. 05, 2022
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan From The Bank Of East Asia Due January 5 2022 At 110 Plus 1 Month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 3,240,000
Maturity date	Jan. 05, 2022
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan From The Bank Of East Asia Due September 30 2022 At 110 Plus 1 Month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 5,500,000
Maturity date	Sep. 30, 2022
Stated rate	1.10%
Loan from Ping An Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Total	$ 91,802,174	129,569,106
Loan from Ping An Bank Co., Ltd [Member] | Loan from Ping An Bank Co., Ltd. Due April 22, 2021, at 6.8875% per annum [Member]
Debt Instrument [Line Items]
Total	$ 53,487,410	80,272,928
Maturity date	Apr. 22, 2021
Stated rate	6.8875%
Loan from Ping An Bank Co., Ltd [Member] | Loan from Ping An Bank Co., Ltd Due May 27, 2021, at 7.3625% Per Annum [Member]
Debt Instrument [Line Items]
Total	$ 4,597,772	9,890,771
Maturity date	May 27, 2021
Stated rate	7.3625%
Loan from Ping An Bank Co., Ltd [Member] | Loan from Ping An Bank Co., Ltd.Due March 18, 2022, at 6.5075% per annum [Member]
Debt Instrument [Line Items]
Total	$ 33,716,992	39,405,407
Maturity date	Mar. 18, 2022
Stated rate	6.5075%
Loan from China Construction Bank [Member]
Debt Instrument [Line Items]
Total	$ 59,004,736	73,105,703
Loan from China Construction Bank [Member] | Loan from China Construction Bank, Due August 1, 2021, at 4.35% per annum [Member]
Debt Instrument [Line Items]
Total	$ 47,816,825	44,723,488
Maturity date	Aug. 01, 2021
Stated rate	4.35%
Loan from China Construction Bank [Member] | Loan from China Construction Bank, Due August 1, 2021, at 4.75% per annum, One [Member]
Debt Instrument [Line Items]
Total	$ 11,187,911	11,180,872
Maturity date	Aug. 01, 2021
Stated rate	4.75%
Loan from China Construction Bank [Member] | Loan from China Construction Bank, Due August 1, 2021, at 4.75% per annum Two [Member]
Debt Instrument [Line Items]
Total		17,201,343
Maturity date	Aug. 01, 2021
Stated rate	4.75%
Loan from Bank of Minsheng [Member]
Debt Instrument [Line Items]
Total	$ 268,509,862	345,890,312
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng Due May 30, 2031, at 8.07% per annum [Member]
Debt Instrument [Line Items]
Total	$ 60,384,067	59,487,973
Maturity date	May 30, 2031
Stated rate	8.07%
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng Due March 16 2023 at 8.8825 per annum [Member]
Debt Instrument [Line Items]
Total	$ 208,125,795	286,402,339
Maturity date	Mar. 16, 2023
Stated rate	8.8825%
Loan from Bank of Hengfeng [Member] | Loan from Bank of Hengfeng, Due September 20, 2021, at 8.0009% Per Annum [Member]
Debt Instrument [Line Items]
Total		65,150,082
Maturity date	Sep. 20, 2021
Stated rate	8.0009%
Loan From Zheshang Bank Co., Ltd [Member] | Loan from Zheshang Bank Co., Ltd, Due September 21, 2021, at 7.60% per annum [Member]
Debt Instrument [Line Items]
Total		17,344,686
Maturity date	Sep. 21, 2021
Stated rate	7.60%
Loan from Bank of Communications Co., Ltd [Member] | Loan from Bank of Communications Co., Ltd, Due March 18, 2022, at 7.600% per annum [Member]
Debt Instrument [Line Items]
Total	$ 18,716,226	37,104,728
Maturity date	Mar. 18, 2022
Stated rate	7.60%
Loan from Bank of Zhengzhou Co., Ltd [Member]
Debt Instrument [Line Items]
Total	$ 176,860,948	64,505,031
Loan from Bank of Zhengzhou Co., Ltd [Member] | Loan from Bank of Zhengzhou Co., Ltd, Due September 26, 2021, at 7.000075% per annum [Member]
Debt Instrument [Line Items]
Total	$ 61,916,658	64,505,031
Maturity date	Sep. 26, 2021
Stated rate	7.00008%
Loan from Bank of Zhengzhou Co., Ltd [Member] | Loan from Bank of Zhengzhou Co., Ltd, Due August 30, 2023, at 6.50% per annum [Member]
Debt Instrument [Line Items]
Total	$ 114,944,290
Maturity date	Aug. 30, 2023
Stated rate	6.50%
Loan from Bank of Huaxia Co., Ltd [Member]
Debt Instrument [Line Items]
Total	$ 18,391,086	11,610,908
Loan from Bank of Huaxia Co., Ltd [Member] | Loan from Bank of Huaxia Co., Ltd, Due December 27, 2021, at 5.08% per annum [Member]
Debt Instrument [Line Items]
Total		$ 11,610,908
Maturity date	Dec. 27, 2021
Stated rate	5.08%
Loan from Bank of Huaxia Co., Ltd [Member] | Loan from Bank of Huaxia Co., Ltd Due Due May 28, 2023, at 5.08% per annum [Member]
Debt Instrument [Line Items]
Maturity date	May 28, 2023
Stated rate	5.08%
Loan from Bank of Huaxia Co., Ltd [Member] | Loan from Xiamen International Bank Co., Ltd Due April 30, 2023, at 6.80% Per Annum [Member]
Debt Instrument [Line Items]
Total	$ 18,391,086
Loan from Xiamen International Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Total	14,099,833
Loan from Xiamen International Bank Co., Ltd [Member] | Loan from Xiamen International Bank Co., Ltd Due February 20, 2023, at 10.00% Per Annum [Member]
Debt Instrument [Line Items]
Total	$ 9,195,543
Maturity date	Feb. 20, 2023
Stated rate	10.00%
Loan from Xiamen International Bank Co., Ltd [Member] | Loan from Xiamen International Bank Co., Ltd Due April 30, 2023, at 6.80% Per Annum [Member]
Debt Instrument [Line Items]
Total	$ 4,904,290
Maturity date	Apr. 30, 2023
Stated rate	6.80%
Loan from Bank of Guangzhou Co., Ltd [Member] | Loan from Bank of Guangzhou Co., Ltd Due September 3, 2024, at 7.30% per annum [Member]
Debt Instrument [Line Items]
Total	$ 98,577,756
Maturity date	Sep. 03, 2024
Stated rate	7.30%
Loan from Luso International Banking Ltd [Member]
Debt Instrument [Line Items]
Total	$ 76,547,000
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due January 13, 2022, at 2.82% per annum [Member]
Debt Instrument [Line Items]
Total	$ 2,567,812
Maturity date	Jan. 13, 2022
Stated rate	2.82%
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due January 19, 2022, at 2.82% per annum [Member]
Debt Instrument [Line Items]
Total	$ 16,808,448
Maturity date	Jan. 19, 2022
Stated rate	2.82%
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due February 26, 2022, at 2.82% per annum [Member]
Debt Instrument [Line Items]
Total	$ 19,320,740
Maturity date	Feb. 26, 2022
Stated rate	2.82%
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due January 1, 2022, at 2.90% per annum [Member]
Debt Instrument [Line Items]
Less: current portion of long-term bank loans	$ (1,350,000)
Stated rate	2.90%
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due November 10, 2022, at 2.90% per annum [Member]
Debt Instrument [Line Items]
Total long-term bank loans	$ 36,500,000
Maturity date	Nov. 10, 2022
Stated rate	2.90%